Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$36,503,878,140

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			31,281,526,439		A (i)	34,001,659,173
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	31,281,526,439
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			364,546,098
Total: A + B + C + D + E - F			30,916,980,341

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			25,536,332,406

A = lesser of (i) Present Value of outstanding loan balance of			34,014,166,999		A (i)	34,014,166,999
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	66,930,557,276
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			34,014,166,999

Intercompany Loan Balance

Guarantee Loan			27,440,043,235
Demand Loan			8,344,468,405
Total			35,784,511,640

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
August 31, 2017	N/A		N/A

Portfolio Flow of Funds

	31-Aug-17		31-Jul-17
Cash Inflows
Principal Receipts	798,347,299.16		842,172,309.61
Sale of Loans	688,850,818.15		322,187,727.13
Revenue Receipts	82,238,671.35		85,749,241.97
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(77,719,531.65)	(6)	(81,141,048.43)	(7)
Purchase of Loans	(49,924,549.70)		(50,290,703.42)
Intercompany Loan Repayment	(1,437,273,567.61)	(6)	(1,114,069,333.32)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(19.47)		(2,756.07)
Net Inflows/(Outflows)	4,519,120.23		4,605,437.47

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6817%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on September 18th, 2017.

(7) This amount was paid out on August 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$35,416,248,959
Current Month Ending Balance(1)	$33,978,898,332
Number of Mortgage Loans in Pool	165,101
Average Loan Size	$205,807
Number of Primary Borrowers	145,246
Number of Properties	149,936

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	49.63%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.40%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	82.29%
Weighted Average Seasoning of Loans in the Portfolio	19.62	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.65%
Weighted Average Original Term of Loans in the Portfolio	54.20	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.58	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	34.67	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	164,952	99.91%	33,943,700,028	99.90%
30 to 59 Days Past Due	115	0.07%	27,415,556	0.08%
60 to 89 Days Past Due	34	0.02%	7,782,748	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,461	11.79%	4,688,157,076	13.80%
British Columbia	21,297	12.90%	5,949,093,206	17.51%
Manitoba	3,150	1.91%	443,102,077	1.30%
New Brunswick	4,303	2.61%	448,644,081	1.32%
Newfoundland	4,360	2.64%	645,536,691	1.90%
Northwest Territories	51	0.03%	10,374,876	0.03%
Nova Scotia	6,338	3.84%	832,981,823	2.45%
Nunavut	-	0.00%	-	0.00%
Ontario	82,313	49.86%	17,127,760,207	50.41%
Prince Edward Island	863	0.52%	95,705,332	0.28%
Quebec	17,653	10.69%	2,705,747,030	7.96%
Saskatchewan	5,006	3.03%	972,077,908	2.86%
Yukon	306	0.19%	59,718,026	0.18%
Total	165,101	100%	33,978,898,332	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,908	1.16%	364,397,181	1.07%
599 or less	1,651	1.00%	305,434,516	0.90%
600 - 650	3,166	1.92%	663,477,218	1.95%
651 - 700	9,336	5.65%	2,048,480,057	6.03%
701 - 750	20,022	12.13%	4,453,222,237	13.11%
751 - 800	31,157	18.87%	6,902,313,200	20.31%
801 and Above	97,861	59.27%	19,241,573,923	56.63%
Total	165,101	100.00%	33,978,898,332	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	128,202	77.65%	24,912,320,694	73.32%
Variable	36,899	22.35%	9,066,577,638	26.68%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	127,817	77.42%	23,697,600,362	69.74%
Non-STEP	37,284	22.58%	10,281,297,970	30.26%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,320	5.04%	1,861,271,420	5.48%
Owner Occupied	156,781	94.96%	32,117,626,912	94.52%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	56,769	34.38%	12,566,260,197	36.98%
2.5000 - 2.9999	91,444	55.39%	18,398,134,256	54.15%
3.0000 - 3.4999	12,189	7.38%	2,262,872,723	6.66%
3.5000 - 3.9999	3,440	2.08%	558,283,258	1.64%
4.0000 - 4.4999	462	0.28%	63,879,943	0.19%
4.5000 - 4.9999	425	0.26%	65,504,906	0.19%
5.0000 - 5.4999	121	0.07%	11,633,279	0.03%
5.5000 and Above	251	0.15%	52,329,770	0.15%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	20,915	12.67%	1,700,345,397	5.00%
20.01-25.00	8,576	5.19%	1,216,565,082	3.58%
25.01-30.00	9,728	5.89%	1,666,076,559	4.90%
30.01-35.00	11,295	6.84%	2,266,453,036	6.67%
35.01-40.00	13,077	7.92%	2,843,835,314	8.37%
40.01-45.00	14,292	8.66%	3,217,102,445	9.47%
45.01-50.00	15,119	9.16%	3,488,303,458	10.27%
50.01-55.00	16,471	9.98%	3,932,154,128	11.57%
55.01-60.00	16,010	9.70%	3,902,250,860	11.48%
60.01-65.00	13,489	8.17%	3,280,558,428	9.65%
65.01-70.00	8,573	5.19%	2,049,234,536	6.03%
70.01-75.00	8,802	5.33%	2,179,280,010	6.41%
75.01-80.00	7,444	4.51%	1,953,372,290	5.75%
80.01 and Above	1,310	0.79%	283,366,790	0.83%
Total	165,101	100.00%	33,978,898,332	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	21,837	13.23%	3,853,696,311	11.34%
12.00 - 23.99	25,566	15.49%	4,500,792,809	13.25%
24.00 - 35.99	37,853	22.93%	7,232,032,423	21.28%
36.00 - 41.99	19,644	11.90%	4,229,271,450	12.45%
42.00 - 47.99	26,216	15.88%	6,273,868,073	18.46%
48.00 - 53.99	25,382	15.37%	6,268,553,562	18.45%
54.00 - 59.99	6,462	3.91%	1,204,327,761	3.54%
60.00 - 65.99	1,490	0.90%	300,633,691	0.88%
66.00 - 71.99	389	0.24%	64,015,652	0.19%
72.00 and Above	262	0.16%	51,706,600	0.15%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,478	28.76%	2,799,517,017	8.24%
100,000 - 149,999	26,955	16.33%	3,371,711,501	9.92%
150,000 - 199,999	24,525	14.85%	4,273,528,678	12.58%
200,000 - 249,999	18,958	11.48%	4,248,238,969	12.50%
250,000 - 299,999	14,475	8.77%	3,961,323,671	11.66%
300,000 - 349,999	9,873	5.98%	3,192,242,796	9.39%
350,000 - 399,999	6,607	4.00%	2,467,990,114	7.26%
400,000 - 449,999	4,105	2.49%	1,739,814,679	5.12%
450,000 - 499,999	3,005	1.82%	1,424,436,623	4.19%
500,000 - 549,999	2,048	1.24%	1,073,721,836	3.16%
550,000 - 599,999	1,614	0.98%	925,910,713	2.72%
600,000 - 649,999	1,141	0.69%	711,590,871	2.09%
650,000 - 699,999	846	0.51%	569,383,145	1.68%
700,000 - 749,999	685	0.41%	496,327,893	1.46%
750,000 - 799,999	505	0.31%	391,130,553	1.15%
800,000 - 849,999	407	0.25%	335,665,352	0.99%
850,000 - 899,999	405	0.25%	353,718,101	1.04%
900,000 - 949,999	294	0.18%	271,933,602	0.80%
950,000 - 999,999	283	0.17%	274,959,179	0.81%
1,000,000 or Greater	892	0.54%	1,095,753,040	3.22%
Total	165,101	100.00%	33,978,898,332	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	26,295	15.93%	5,047,508,961	14.85%
Single Family	132,213	80.08%	27,362,545,351	80.53%
Multi Family	5,891	3.57%	1,428,731,514	4.20%
Other	702	0.43%	140,112,506	0.41%
Total	165,101	100.00%	33,978,898,332	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	77,850,467	57,768,741	78,148,205	91,864,736	113,536,548	146,562,295	193,480,421	244,996,356	354,586,974	518,884,879	546,168,683	804,147,551	1,215,294,523	244,866,697	4,688,157,076	13.80%
	Current and Less Than 30 Days Past Due	77,850,467	57,768,741	78,148,205	91,864,736	113,536,548	146,562,295	192,922,981	244,787,556	354,378,967	517,434,104	545,407,913	803,003,218	1,214,276,653	244,866,697	4,682,809,082	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	557,440	208,800	208,007	1,282,872	511,354	1,144,333	408,733	-	4,321,538	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	167,903	249,416	-	609,137	-	1,026,456	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	378,974,284	264,585,650	346,689,932	465,496,260	601,564,084	714,059,097	709,482,701	732,498,713	583,966,085	455,835,972	355,950,731	255,385,267	75,068,055	9,536,374	5,949,093,206	17.51%
	Current and Less Than 30 Days Past Due	378,547,446	263,613,015	346,689,932	463,997,201	601,564,084	712,454,834	709,482,701	730,480,169	582,688,750	455,835,972	355,515,404	255,385,267	75,068,055	9,536,374	5,940,859,203	99.86%
	30 to 59 Days Past Due	426,839	972,635	-	1,499,059	-	581,289	-	2,018,544	1,277,335	-	435,327	-	-	-	7,211,029	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	1,022,975	-	-	-	-	-	-	-	-	1,022,975	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,045,421	8,109,302	9,877,549	13,325,625	15,760,922	24,221,919	32,599,142	37,190,162	47,445,051	57,812,503	63,044,329	72,101,841	51,694,524	873,785	443,102,077	1.30%
	Current and Less Than 30 Days Past Due	9,045,421	8,109,302	9,877,549	13,176,366	15,760,922	24,221,919	32,523,014	37,049,532	47,445,051	57,812,503	62,924,333	71,898,395	51,694,524	873,785	442,412,617	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	-	76,128	140,630	-	-	119,997	203,446	-	-	540,201	0.12%
	60 to 89 Days Past Due	-	-	-	149,259	-	-	-	-	-	-	-	-	-	-	149,259	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,833,367	8,712,987	12,288,129	14,542,128	18,812,319	33,803,753	56,480,369	74,357,210	104,866,309	66,291,944	26,985,161	17,775,707	1,686,616	208,082	448,644,081	1.32%
	Current and Less Than 30 Days Past Due	11,833,367	8,712,987	12,256,956	14,468,183	18,812,319	33,727,333	56,480,369	74,141,487	104,217,536	66,291,944	26,985,161	17,775,707	1,686,616	208,082	447,598,048	99.77%
	30 to 59 Days Past Due	-	-	31,173	73,945	-	76,420	-	215,722	96,231	-	-	-	-	-	493,491	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	552,541	-	-	-	-	-	552,541	0.12%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	13,139,220	9,343,556	13,186,388	20,074,700	30,413,490	45,154,767	75,557,734	94,279,140	152,555,015	106,878,855	37,062,487	33,560,062	11,619,720	2,711,557	645,536,691	1.90%
	Current and Less Than 30 Days Past Due	13,139,220	9,343,556	13,186,388	20,022,310	30,413,490	45,154,767	75,241,264	93,931,675	152,193,302	106,878,855	37,062,487	33,560,062	11,619,720	2,711,557	644,458,654	99.83%
	30 to 59 Days Past Due	-	-	-	52,389	-	-	316,469	288,826	361,713	-	-	-	-	-	1,019,398	0.16%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	58,639	-	-	-	-	-	-	58,639	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	547,683	-	420,578	278,912	226,082	657,852	1,443,884	1,329,474	2,393,282	2,133,995	796,371	-	146,763	-	10,374,876	0.03%
	Current and Less Than 30 Days Past Due	547,683	-	420,578	278,912	226,082	657,852	1,443,884	1,329,474	2,393,282	2,133,995	796,371	-	146,763	-	10,374,876	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	23,289,811	17,763,182	21,247,521	29,202,537	40,899,484	56,158,016	85,111,137	113,301,804	198,120,973	119,219,836	65,127,870	55,604,098	7,234,742	700,813	832,981,823	2.45%
	Current and Less Than 30 Days Past Due	23,242,646	17,763,182	21,247,521	29,202,537	40,833,969	56,158,016	84,975,224	112,860,932	198,120,973	119,219,836	65,127,870	55,604,098	7,234,742	700,813	832,292,358	99.92%
	30 to 59 Days Past Due	47,165	-	-	-	65,515	-	-	440,872	-	-	-	-	-	-	553,552	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	135,913	-	-	-	-	-	-	-	135,913	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,090,254,369	783,790,846	1,096,684,024	1,517,729,910	1,869,933,820	1,993,597,665	2,065,068,369	2,258,058,664	1,934,420,188	1,436,210,824	493,930,728	353,511,773	222,879,882	11,689,147	17,127,760,207	50.41%
	Current and Less Than 30 Days Past Due	1,089,918,706	783,399,171	1,096,021,090	1,516,248,045	1,869,231,223	1,991,980,079	2,063,213,839	2,257,677,687	1,933,520,318	1,434,557,743	492,872,431	353,511,773	222,879,882	11,689,147	17,116,721,134	99.94%
	30 to 59 Days Past Due	38,730	391,675	662,934	825,786	702,597	1,617,586	1,355,531	380,976	899,869	1,340,020	1,058,297	-	-	-	9,274,000	0.05%
	60 to 89 Days Past Due	296,934	-	-	656,079	-	-	498,999	-	-	313,061	-	-	-	-	1,765,074	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,353,232	2,373,195	1,741,205	3,512,908	3,461,636	7,913,904	10,666,799	16,788,804	24,788,037	12,430,825	5,300,238	3,374,550	-	-	95,705,332	0.28%
	Current and Less Than 30 Days Past Due	3,353,232	2,373,195	1,741,205	3,512,908	3,461,636	7,913,904	10,615,849	16,788,804	24,788,037	12,430,825	5,300,238	3,374,550	-	-	95,654,382	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	50,950	-	-	-	-	-	-	-	50,950	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	68,508,099	46,783,596	63,596,897	80,541,587	101,413,617	123,709,066	153,645,405	212,910,398	258,681,506	310,977,828	373,884,424	535,199,093	363,916,304	11,979,212	2,705,747,030	7.96%
	Current and Less Than 30 Days Past Due	68,420,419	46,695,815	63,596,897	80,302,862	101,161,360	123,657,149	153,362,148	212,499,850	258,224,844	310,219,100	373,643,496	534,034,369	363,540,100	11,979,212	2,701,337,621	99.84%
	30 to 59 Days Past Due	87,680	87,781	-	238,726	-	51,917	283,257	410,548	139,524	308,309	240,928	755,642	175,924	-	2,780,235	0.10%
	60 to 89 Days Past Due	-	-	-	-	252,256	-	-	-	317,137	450,419	-	409,081	200,280	-	1,629,174	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	21,109,865	15,930,304	19,740,311	26,450,728	44,583,903	66,144,821	96,212,699	135,591,504	229,980,983	188,951,630	77,273,721	46,156,365	3,610,383	340,691	972,077,908	2.86%
	Current and Less Than 30 Days Past Due	21,109,865	15,930,304	19,740,311	26,450,728	44,544,873	66,144,821	95,706,457	134,656,748	229,560,770	188,498,150	77,273,721	45,896,206	3,610,383	340,691	969,464,028	99.73%
	30 to 59 Days Past Due	-	-	-	-	39,030	-	405,731	137,948	-	328,295	-	260,159	-	-	1,171,163	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	100,511	796,807	420,213	125,186	-	-	-	-	1,442,717	0.15%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,439,581	1,403,723	2,455,821	3,433,006	3,229,410	5,119,290	8,554,799	10,851,899	10,446,458	4,929,338	3,709,791	2,463,703	220,778	460,431	59,718,026	0.18%
	Current and Less Than 30 Days Past Due	2,439,581	1,403,723	2,455,821	3,433,006	3,229,410	5,119,290	8,554,799	10,851,899	10,446,458	4,929,338	3,709,791	2,463,703	220,778	460,431	59,718,026	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,700,345,397	1,216,565,082	1,666,076,559	2,266,453,036	2,843,835,314	3,217,102,445	3,488,303,458	3,932,154,128	3,902,250,860	3,280,558,428	2,049,234,536	2,179,280,010	1,953,372,290	283,366,790	33,978,898,332	100.00%
	Current and Less Than 30 Days Past Due	1,699,448,051	1,215,112,991	1,665,382,452	2,262,957,792	2,842,775,916	3,213,752,259	3,484,522,528	3,927,055,815	3,897,978,289	3,276,242,364	2,046,619,217	2,176,507,347	1,951,978,217	283,366,790	33,943,700,028	99.90%
	30 to 59 Days Past Due	600,413	1,452,091	694,107	2,689,905	807,142	2,327,212	3,045,506	4,242,867	2,982,679	3,259,496	2,365,903	2,363,581	584,656	-	27,415,556	0.08%
	60 to 89 Days Past Due	296,934	-	-	805,338	252,256	1,022,975	735,424	855,446	1,289,892	1,056,569	249,416	409,081	809,417	-	7,782,748	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2017
Distribution Date:	9/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	25,780,845	23,229,848	27,703,923	39,287,712	40,479,100	45,164,866	35,065,878	30,670,233	24,757,210	26,185,144	15,350,033	20,444,902	9,459,053	818,433	364,397,181	1.07%
<=599	5,863,250	4,499,780	11,384,047	19,367,812	32,876,595	39,236,992	41,711,571	40,172,737	24,492,797	34,057,478	25,322,019	15,699,964	10,023,214	726,259	305,434,516	0.90%
600-650	15,361,676	12,239,127	23,514,476	37,686,145	64,779,223	78,251,345	76,373,036	80,996,488	67,391,651	73,493,571	48,414,649	42,053,939	37,639,096	5,282,797	663,477,218	1.95%
651-700	45,635,278	37,898,777	72,289,565	140,758,143	171,361,309	211,266,042	213,163,738	237,180,371	252,976,022	218,113,077	147,512,846	141,142,185	140,660,623	18,522,082	2,048,480,057	6.03%
701-750	131,365,230	118,966,639	138,212,940	224,877,272	361,042,175	396,916,836	459,500,364	565,535,500	585,584,787	474,179,642	298,355,291	341,374,819	315,693,837	41,616,906	4,453,222,237	13.11%
751-800	234,580,593	184,663,523	282,763,071	382,037,012	531,262,738	629,596,235	698,544,177	840,309,998	858,351,308	741,052,095	461,667,726	501,970,149	483,342,299	72,172,276	6,902,313,200	20.31%
>800	1,241,758,525	835,067,388	1,110,208,537	1,422,438,939	1,642,034,174	1,816,670,130	1,963,944,693	2,137,288,801	2,088,697,085	1,713,477,422	1,052,611,972	1,116,594,051	956,554,169	144,228,037	19,241,573,923	56.63%
Total	1,700,345,397	1,216,565,082	1,666,076,559	2,266,453,036	2,843,835,314	3,217,102,445	3,488,303,458	3,932,154,128	3,902,250,860	3,280,558,428	2,049,234,536	2,179,280,010	1,953,372,290	283,366,790	33,978,898,332	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.